Goodwill (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gross amount of goodwill
Balance at beginning of period	SFr 8,317	SFr 8,554
Goodwill acquired during the period		131
Foreign currency translation impact	117	(316)
Other	(3)	(52)
Balance at end of period	8,431	8,317	SFr 8,554
Accumulated impairment
Balance at beginning of period	3,891	3,891
Goodwill impairment	1,623	0	0
Balance at end of period	5,514	3,891	3,891
Net book value
Net book value	2,917	4,426
Operating Segments | Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period	575	607
Goodwill acquired during the period		0
Foreign currency translation impact	10	(29)
Other	0	(3)
Balance at end of period	585	575	607
Accumulated impairment
Balance at beginning of period	0	0
Goodwill impairment	0
Balance at end of period	0	0	0
Net book value
Net book value	585	575
Operating Segments | International Wealth Management
Gross amount of goodwill
Balance at beginning of period	284	295
Goodwill acquired during the period		0
Foreign currency translation impact	4	(10)
Other	(3)	(1)
Balance at end of period	285	284	295
Accumulated impairment
Balance at beginning of period	0	0
Goodwill impairment	0
Balance at end of period	0	0	0
Net book value
Net book value	285	284
Operating Segments | Asia Pacific
Gross amount of goodwill
Balance at beginning of period	1,021	995
Goodwill acquired during the period		98
Foreign currency translation impact	22	(62)
Other	0	(10)
Balance at end of period	1,043	1,021	995
Accumulated impairment
Balance at beginning of period	0	0
Goodwill impairment	103
Balance at end of period	103	0	0
Net book value
Net book value	940	1,021
Operating Segments | Asset Management
Gross amount of goodwill
Balance at beginning of period	1,068	1,199
Goodwill acquired during the period		9
Foreign currency translation impact	39	(102)
Other	0	(38)
Balance at end of period	1,107	1,068	1,199
Accumulated impairment
Balance at beginning of period	0	0
Goodwill impairment	0
Balance at end of period	0	0	0
Net book value
Net book value	1,107	1,068
Operating Segments | Investment Bank
Gross amount of goodwill
Balance at beginning of period	5,357	5,446
Goodwill acquired during the period		24
Foreign currency translation impact	42	(113)
Other	0	0
Balance at end of period	5,399	5,357	5,446
Accumulated impairment
Balance at beginning of period	3,879	3,879
Goodwill impairment	1,520
Balance at end of period	5,399	3,879	3,879
Net book value
Net book value	0	1,478
Operating Segments | Strategic Resolution Unit (old)
Gross amount of goodwill
Balance at end of period	12
Bank
Gross amount of goodwill
Balance at beginning of period	7,646	7,851
Goodwill acquired during the period		131
Foreign currency translation impact	105	(284)
Other	(3)	(52)
Balance at end of period	7,748	7,646	7,851
Accumulated impairment
Balance at beginning of period	3,891	3,891
Goodwill impairment	976	0	0
Balance at end of period	4,867	3,891	3,891
Net book value
Net book value	2,881	3,755
Bank | Operating Segments | Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period	557	589
Goodwill acquired during the period		0
Foreign currency translation impact	10	(30)
Other	0	(2)
Balance at end of period	567	557	589
Accumulated impairment
Balance at beginning of period	0	0
Goodwill impairment	0
Balance at end of period	0	0	0
Net book value
Net book value	567	557
Bank | Operating Segments | International Wealth Management
Gross amount of goodwill
Balance at beginning of period	276	288
Goodwill acquired during the period		0
Foreign currency translation impact	4	(11)
Other	(3)	(1)
Balance at end of period	277	276	288
Accumulated impairment
Balance at beginning of period	0	0
Goodwill impairment	0
Balance at end of period	0	0	0
Net book value
Net book value	277	276
Bank | Operating Segments | Asia Pacific
Gross amount of goodwill
Balance at beginning of period	1,005	986
Goodwill acquired during the period		98
Foreign currency translation impact	25	(68)
Other	0	(11)
Balance at end of period	1,030	1,005	986
Accumulated impairment
Balance at beginning of period	0	0
Goodwill impairment	94
Balance at end of period	94	0	0
Net book value
Net book value	936	1,005
Bank | Operating Segments | Asset Management
Gross amount of goodwill
Balance at beginning of period	1,062	1,193
Goodwill acquired during the period		9
Foreign currency translation impact	39	(102)
Other	0	(38)
Balance at end of period	1,101	1,062	1,193
Accumulated impairment
Balance at beginning of period	0	0
Goodwill impairment	0
Balance at end of period	0	0	0
Net book value
Net book value	1,101	1,062
Bank | Operating Segments | Investment Bank
Gross amount of goodwill
Balance at beginning of period	4,734	4,783
Goodwill acquired during the period		24
Foreign currency translation impact	27	(73)
Other	0	0
Balance at end of period	4,761	4,734	4,783
Accumulated impairment
Balance at beginning of period	3,879	3,879
Goodwill impairment	882
Balance at end of period	4,761	3,879	SFr 3,879
Net book value
Net book value	0	SFr 855
Bank | Operating Segments | Strategic Resolution Unit (old)
Gross amount of goodwill
Balance at end of period	SFr 12